IR PASS-THROUGH CORP.
                                                     c/o Winthrop Management LLC
                                                     7 Bulfinch Place, Suite 500
                                                                   P.O. Box 9507
                                                           Boston, MA 02114-9507
                                                                  (617) 570-4600

Integrated ARROs Fund I (the "Fund")
------------------------------------

February, 2005

Dear Unitholder:

Enclosed for your review are the Fund's audited financial statements as of December 31, 2004. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations that originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnerships' corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, Deutsche Bank Trust Company Americas at (800) 735-7777.

Sincerely,

Integrated ARROs Fund I
By: IR Pass-through Corp., Sponsor

            Report of Independent Registered Public Accounting Firm
            -------------------------------------------------------

To the Unit-holders, Board of Directors of the Sponsor, and Trustee of Integrated ARROs Fund I

We have audited the accompanying statements of financial condition of Integrated ARROs Fund I (the "Fund") as of December 31, 2004 and 2003, including the schedule of portfolio investments as of December 31, 2004, and the related statements of operations and changes in net assets for the years then ended and the schedule of selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2004. These financial statements and the selected per unit operating performance, ratios and supplemental data are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the selected per unit operating performance, ratios and supplemental data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected per unit operating performance, ratios and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected per unit operating performance, ratios and supplemental data referred to above present fairly, in all material respects, the financial position of Integrated ARROs Fund I as of December 31, 2004 and 2003, and the results of its operations and changes in its net assets for the years then ended and the selected per unit operating performance, ratios and supplemental data for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As explained in Note 2, the financial statements include investments in payment obligations valued at $9,007,251 and $8,729,775 as of December 31, 2004 and 2003, respectively, whose values have been stated at the lower of fair market value, as estimated by the Board of Directors of the Sponsor in the absence of readily ascertainable market values, or Minimum Termination Amount. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of fair market value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.


                                                   /s/ Imowitz Koenig & Co., LLP

New York, New York
February 8, 2005

                             Integrated ARROs Fund I
                        Statements of Financial Condition

                                                                  December 31,
                                                        ------------------------------
Assets                                                      2004              2003
                                                        ------------      ------------
Cash and Cash Equivalents                               $    268,323      $    267,957

Investments in payment obligations, at lower
of fair market value or minimum termination
value (cost $2,302,742 for 2004 and 2003,
 respectively)                                             9,007,251         8,729,775
                                                        ------------      ------------

Total Assets                                               9,275,574         8,997,732

Liabilities

Distributions Payable                                        268,323           267,957
                                                        ------------      ------------

Net Assets                                              $  9,007,251      $  8,729,775
                                                        ============      ============

Net Asset Value per unit (2,771 units outstanding)      $   3,250.54      $   3,150.41
                                                        ============      ============

                       See notes to financial statements

                             Integrated ARROs Fund I
                            Statements of Operations

                                                                Year Ended December 31,
                                                            ------------------------------
                                                                2004              2003
                                                            ------------      ------------
Investment Income:

    Interest and discount earned, net of fund expenses      $  1,437,389      $  2,417,543
                                                            ============      ============

                       See notes to financial statements

                             Integrated ARROs Fund I
                       Statements of Changes in Net Assets

                                                             Year Ended December 31,
                                                          -----------------------------
                                                              2004              2003
                                                          -----------       -----------
Increase (decrease) in net assets from operations:

Net investment income                                     $ 1,437,389       $ 2,417,543
                                                          -----------       -----------

Net increase in net assets resulting from operations        1,437,389         2,417,543

Total declared as distributions to Unit Holders            (1,159,913)       (3,677,019)
                                                          -----------       -----------

Net increase (decrease) in net assets                         277,476        (1,259,476)

Net assets:

Beginning of period                                         8,729,775         9,989,251
                                                          -----------       -----------

End of period                                             $ 9,007,251       $ 8,729,775
                                                          ===========       ===========

                       See notes to financial statements

                             Integrated ARROs Fund I
                          Notes to Financial Statements

1.    ORGANIZATION

      Integrated ARROs Fund I (the "Fund") is a grantor trust created under the laws of the State of New York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

      The  Fund  was  formed  in  April  1987  for  the  purpose  of   realizing
      appreciation in value and deferring the receipt of income through investments in a portfolio consisting of seven contract rights for the payment of money (the "Payment Obligations"). The Payment Obligations were sold to the Fund by IR Pass-through Corporation (the "Sponsor"), formerly a wholly-owned subsidiary of Integrated Resources, Inc. ("Integrated"). The Payment Obligations were originally entered into by seven privately offered, single purpose limited partnerships (the "Partnership(s)") previously sponsored by Integrated that had acquired and net leased commercial real estate. Pursuant to the Consummation of Integrated's Plan of Reorganization ("the Plan"), on November 3, 1994, the Sponsor became a wholly-owned indirect subsidiary of Presidio Capital Corp. ("Presidio") which subsequently merged with NorthStar Capital Investment Corp. (See Footnote 3). All capitalized terms, herein not defined, have the same meaning as defined in the Trust Indenture.

2.    SIGNIFICANT ACCOUNTING POLICIES

      Security Valuation

      The Payment  Obligations  are valued at the lower of fair market value (as
      determined   by  the  Board  of  Directors  of  the  Sponsor)  or  Minimum
      Termination Amount (as defined in the Trust Indenture).

      Federal Income Taxes

      The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

      Cash and Cash Equivalents

      Cash and cash equivalents represents payment obligations received by the Fund and which were invested in U. S. Treasury bills with maturities of three months or less.

      Use of Estimates

      The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts for Investments in payment obligations and the reported amounts for Net investment income. Actual results could differ from these estimates.

3.    THE SPONSOR

      IR Pass-through Corporation is the Sponsor of the Fund and was/is a wholly owned subsidiary of Integrated Resources, Inc. ("Integrated") and its post-bankruptcy successor, Presidio Capital Corp. ("Presidio"). Presidio merged with NorthStar Capital Investment Corp. ("NorthStar Capital") on February 14, 2002.

      Subject to the rights of the unitholders under the Trust Indenture, NorthStar Capital is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. NorthStar Presidio Management Company, LLC ("NorthStar Presidio"), an affiliate of NorthStar Capital, provided administrative services to Presidio through October 25, 1999. Thereafter, administrative services were provided to Presidio by AP-PCC III, L.P. ("AP-PCC"), an unaffiliated third party. NorthStar Presidio and AP-PCC in turn provided services to the Fund. The board of directors of NorthStar Capital is authorized to designate the officers and directors of the Sponsor, whose names, titles, principal occupations during the past five years and the date they began office is set forth in Note 5, Commitments and Contingencies.

4.    THE PAYMENT OBLIGATIONS

      The seven Payment Obligations acquired by the Fund were issued from 1981 to 1982 for the sale to the Partnerships of rights to acquire interests in properties or for services rendered. One of the seven Payment Obligations (Walstaff) was satisfied in full during 2003.

      Payments on the remaining six Payment Obligations are scheduled over a period not in excess of 40 years from commencement of the initial terms ("Primary Terms"), ranging from 20 to 25 years, of the respective net leases. Interest at simple interest rates ranging from 13% to 18.5% accrues on the principal amount for each Payment Obligation. Payments on the Payment Obligations were scheduled to commence approximately 15 years after commencement of the Primary Terms of each net lease.

      If a net lease is not extended by the lessee beyond the Primary Term, the Partnership's obligation to pay the balance of the principal of a Payment Obligation and accrued interest does not accelerate. In such event, the Partnership may either seek to re-lease or to sell the property, but there can be no assurance that such a sale or new lease would be made or that it would be made in a timely manner. If a sale is made, the balance of the principal and accrued interest thereon may be declared by the Fund, at its discretion, to be immediately due and payable. Upon the disposition by a Partnership of its entire interest in the property (or properties), the Partnership shall be obligated to pay the Fund (after satisfaction of any obligations senior to that of the Payment Obligation which are then due and payable) first, accrued unpaid interest and then the unpaid principal balance of the payment Obligation. The Fund does not have the right to accelerate the payment of any Payment Obligation in the event that a Partnership does not sell its property at the end of the Primary Term, so long as the Partnership remains current on its payments under the Payment Obligation. As such, it is possible that the Fund may not realize the entire outstanding principal and interest thereon of the related Payment Obligation.

5.    COMMITMENTS AND CONTINGENCIES

      The Trust Indenture provides that the Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

      The Trust Indenture provides that the above obligations of the Sponsor were to be funded through the retention of a portion of the proceeds from the sale of the Units. However, the Sponsor did not segregate from the general assets of its then parent, Integrated, a portion of the sale proceeds for this purpose. Integrated filed for bankruptcy on February 13, 1990 under Chapter 11 of the United States Bankruptcy code. While Integrated's bankruptcy did not directly affect the Fund, and had no effect on the portfolio of the Fund, the bankruptcy did affect the
      Sponsor, which had no source of revenues other than Integrated. The Sponsor therefore filed a claim in Integrated's bankruptcy proceedings for the amounts necessary to fund the Sponsor's obligations to the Fund and to Integrated ARROs Fund II ("Fund II"), an affiliate. As Integrated's liabilities far exceeded its assets, and the Sponsor's claim was that of an unsecured general creditor, it was unlikely that amounts eventually paid on the Sponsor's claim would be sufficient to fund the Sponsor's obligations. However, in 1994, in full settlement of the Sponsor's claim, Integrated paid the Sponsor $450,000. The Sponsor projected at that time (based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs) that this amount would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund II, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of December 31, 1997, approximately $61,000 remained of the original Settlement Fund. However, the Settlement Fund was fully depleted during the first half of 1998. The Trustee may establish a reserve fund, set aside out of the proceeds of the Payment Obligations, to pay future expenses of administering the Fund. Consequently, the Trustee paid $40,459 and $38,430 in such expenses from the proceeds of Payment Obligations received by the Fund in 2004 and 2003, respectively.

      Set forth below is certain information with respect to the Sponsor's directors and officers. The business address for each of them is c/o Winthrop Management, LLC, 7 Bulfinch Place, Suite 500, P.O. Box 9507, Boston, Massachusetts 02114-9507.

      NAME                  POSITION WITH SPONSOR     DIRECTOR/OFFICER SINCE    PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
      ----                  ---------------------     ----------------------    -----------------------------------------
      Richard J. McCready   Director and President    2002                      Mr. McCready joined NorthStar  Capital in 1998. From
                            and Secretary                                       1990 until 1998 he was  President,  Chief  Operating
                                                                                Officer   and   a   director   of   First   Winthrop
                                                                                Corporation.  Previous  to  joining  First  Winthrop
                                                                                Corporation  in 1990,  he was in the  Corporate  and
                                                                                Real Estate  Finance group at the law firm of Mintz,
                                                                                Levin, Cohn, Ferris, Glovsky and Popeo, P.C.

      Steven Kauff          Director, Vice President  July 1999                 Mr.  Kauff  joined  NorthStar  Capital in July 1999.
                            and Treasurer                                       From 1996 to 1999 Mr Kauff was a Manager in the Real
                                                                                Estate  and  Hospitality  Services  Group of  Arthur
                                                                                Andersen LLP . Prior to joining Arthur Andersen LLP,
                                                                                Mr. Kauff was with Price  Waterhouse LLP in the Real
                                                                                Estate Industry Services Group.

6.    DISTRIBUTION PAYABLE

      The Trustee declared a $268,323 ($96.83 per unit) distribution payable to unitholders of record as of December 31, 2004. Such distribution was paid on January 18, 2005.

7.    SIGNIFICANT TRANSACTIONS

      In May 1996, the tenant of the Huntsville, Texas property, one of five properties owned by Elway Associates, exercised the economic discontinuance clause contained in its lease. This clause generally allows the tenant to purchase the property for a predetermined amount set forth in the lease upon declaring that continued use and occupancy of the property was economically unsuitable. As a result, Elway Associates wire transferred sale proceeds of $1,149,699 to the Fund's Trustee in partial satisfaction of the Elway payment obligation. The amount received in this case was substantially in excess of the portion of the Minimum Termination Amount allocable to the Huntsville, Texas property. While the Trust Indenture provides for the acceptance of involuntary sale (such as in an economic discontinuance) proceeds in prepayment of a payment obligation in which the underlying partnership has a single property (lease), it does not specifically provide for acceptance of involuntary sale proceeds in partial prepayment of a payment obligation where the underlying partnership has more than one property (lease) comprising the payment obligation, as is the case here. The Sponsor believes that the original intent of the Trust Indenture was to allow for such partial prepayment. However, the Trustee that received the Elway sale proceeds did not agree to allow the Elway payment in partial satisfaction of the associated payment obligation and placed the Elway sale proceeds in an interest-bearing account separate from that of the Fund, pending resolution of this issue. The Elway primary and renewal term payments were reduced on a pro-rata basis to reflect the involuntary sale of the Huntsville, Texas property.

      Effective March 29, 1998, the Sponsor arranged for the replacement of the Trustee for both Fund II and the Fund with a new trustee (the "Successor Trustee") which had a broader interpretation of the Trust Indenture with regard to partial prepayments received from a multi-property partnership. On April 1, 1998, a supplemental agreement to the original Trust Indenture was entered into between the Successor Trustee for the Fund, the Sponsor of the Fund, and the Partnerships (including Elway) that have Payment Obligations to the Fund. Such agreement allows for, among other things, the partial prepayment of a multi-property Partnership's Payment Obligation in the event of an involuntary sale of one of its properties. As a result of such agreement, the payment of $1,149,699 made by Elway Associates in May of 1996 in connection with an involuntary sale was accepted by the Successor Trustee as a partial prepayment of Elway's Payment Obligation and was subsequently distributed, together with interest earned since its receipt of $103,526, on June 5, 1998.

      The payment made by Elway was insufficient to cover that portion of Elway's Payment Obligation allocable to the Huntsville Property. In accordance with the terms of the Supplemental Agreement, such shortfall, amounting to $381,150 (including accrued interest), was repaid during 1998 from cash flow generated by Elway after the payment of the reduced payments to the Fund and was included in subsequent distributions made for 1998.

      The general partner of Walstaff Associates ("Walstaff") sold the sole Walstaff property on May 31, 2003 to the tenant of the property, pursuant to the purchase option defined in the lease (a voluntary sale under the terms of the Trust Indenture). As a result, Walstaff wired $3,671,816 to the Fund's Trustee in full satisfaction of the Walstaff payment obligation. Such proceeds along with interest earned thereon were distributed to Unitholders in July 2003.

                             Integrated ARROs Fund I
        Schedule of Selected Per Unit Operating Performance, Ratios and
                               Supplemental Data

                                                                            YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------------------------

                                                   2004              2003              2002              2001              2000
                                               ------------      ------------      ------------      ------------      ------------
Per Unit Operating Performance
------------------------------

Net asset value, beginning of period           $   3,150.41      $   3,604.93      $   3,784.81      $   3,482.78      $   3,727.45

Net investment income                                518.72            872.44            405.02            780.32            293.36

Distributions                                       (418.59)        (1,326.96)          (584.90)          (478.29)          (538.03)
                                               ------------      ------------      ------------      ------------      ------------

Net asset value, end of period                 $   3,250.54      $   3,150.41      $   3,604.93      $   3,784.81      $   3,482.78
                                               ============      ============      ============      ============      ============

Total investment return                        $     518.72      $     872.44      $     405.02      $     780.32      $     293.36
                                               ============      ============      ============      ============      ============

Ratios/Supplemental Data
------------------------

Net assets, end of period                      $  9,007,251      $  8,729,775      $  9,989,251      $ 10,487,712      $  9,650,779

Ratio of expenses to average net assets                0.46%             0.41%             0.50%             0.37%             0.34%

Ratio of net investment income to average
net assets                                            16.21%            25.83%            10.96%            21.47%             8.14%

Portfolio turnover rate                                 N/A               N/A               N/A               N/A               N/A

                             Integrated ARROs Fund I
                        Schedule of Portfolio Investments
                               December 31, 2004



 Partnership /
Date Payment                                                                Original       Simple
 Obligation                         Property              Type of          Principal      Interest
  Incurred         Lessee           Location(s)           Property           Amount         Rate
----------------------------------------------------------------------------------------------------
Walando            Walgreen         Orlando, FL           Office/         $  820,000        13.0%
03/18/81           Company                                Warehouse
                                                          Building

Santex (2)         Albertson's      Venice, FL            Retail             570,000        17.0%
07/01/81           Inc.             Livermore, CA         Facilities

Lando              Albertson's      Portland, OR          Retail             783,451        16.0%
10/21/81           Inc.             Orlando, FL           Facilities
(amended                            Huntsville, AL
04/15/82)

Denville           Xerox            Lewisville, TX        Plant              963,048        15.0%
12/22/81           Corporation                            Facility
(amended
01/27/84)

Elway              Safeway          Billings, MT          Retail           1,429,042        18.5%
03/18/82           Stores, Inc.     Fort Worth, TX        Facilities              (4)
                                    Aurora, CO
                                    Mamoth Lakes, CA

Walcreek           Hercules         Walnut Creek,         Office           1,306,709        18.5%
08/01/82           Credit Inc.      CA                    Building
(amended           (3)
06/29/83,
12/3/84)
                                                                          ----------
                                                                          $5,872,250
                                                                          ==========

                                         Discount To
                                      Arrive at Lower                                Lower of
 Partnership /                     of Fair Market Value                          Fair Market Value
Date Payment                            or Minimum               Periodic           or Minimum
 Obligation         Accrued             Termination           Payment During       Termination
  Incurred          Interest              Amount             Primary Term (1)         Amount
--------------------------------------------------------------------------------------------------
Walando            $1,301,248             $1,070,473           5/1/96-4/1/06       $1,050,775
03/18/81                                                        $11,883/mo


Santex (2)            944,145                646,707           9/1/96-8/1/06          867,438
07/01/81                                                        $13,342/mo

Lando               1,969,017              1,588,539           7/1/97-1/1/07        1,163,929
10/21/81                                                        $62,656/semi
(amended
04/15/82)

Denville            2,400,735              2,058,333           8/1/98-7/1/08        1,305,450
12/22/81                                                        $12,038/mo
(amended
01/27/84)

Elway               4,020,642              3,026,059           7/1/97-6/1/07        2,423,625
03/18/82                                                        $22,027/mo (4)             (4)



Walcreek            2,436,280              1,546,955          10/1/97-9/1/07        2,196,034
08/01/82                                                       $30,155/mo
(amended
06/29/83,
12/3/84)
                  -----------             ----------                               ----------
                  $13,072,067             $9,937,066                               $9,007,251
                  ===========             ==========                               ==========

(1)   Primary Term of the applicable net lease.

(2)   Two Payment Obligations, one for each property, treated as one.

(3)   Guaranteed by Hercules Incorporated

(4) As adjusted, due to the exercise of economic discontinuance in the Huntsville, Texas lease.

                             INTEGRATED ARROS FUND I
         SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                    JANUARY 1, 2004 THROUGH DECEMBER 31, 2004

             ACCRUED                 ACCRUED                 ACCRUED                 ACCRUED
  DATE       INTEREST     DATE       INTEREST     DATE       INTEREST     DATE       INTEREST
  ----       --------     ----       --------     ----       --------     ----       --------
01-Jan-04  13,141,870   23-Feb-04  13,194,255   16-Apr-04  13,157,194   08-Jun-04  13,057,477
02-Jan-04  13,144,547   24-Feb-04  13,196,931   17-Apr-04  13,159,870   09-Jun-04  13,060,153
03-Jan-04  13,147,223   25-Feb-04  13,199,607   18-Apr-04  13,162,546   10-Jun-04  13,062,829
04-Jan-04  13,149,899   26-Feb-04  13,202,283   19-Apr-04  13,165,222   11-Jun-04  13,065,505
05-Jan-04  13,152,575   27-Feb-04  13,204,959   20-Apr-04  13,167,898   12-Jun-04  13,068,181
06-Jan-04  13,155,251   28-Feb-04  13,207,635   21-Apr-04  13,170,574   13-Jun-04  13,070,857
07-Jan-04  13,157,927   29-Feb-04  13,210,311   22-Apr-04  13,173,250   14-Jun-04  13,073,533
08-Jan-04  13,160,603   01-Mar-04  13,123,542   23-Apr-04  13,175,926   15-Jun-04  13,076,209
09-Jan-04  13,163,279   02-Mar-04  13,126,218   24-Apr-04  13,178,602   16-Jun-04  13,078,885
10-Jan-04  13,165,955   03-Mar-04  13,128,894   25-Apr-04  13,181,278   17-Jun-04  13,081,561
11-Jan-04  13,168,631   04-Mar-04  13,131,570   26-Apr-04  13,183,954   18-Jun-04  13,084,237
12-Jan-04  13,171,307   05-Mar-04  13,134,246   27-Apr-04  13,186,630   19-Jun-04  13,086,913
13-Jan-04  13,173,983   06-Mar-04  13,136,922   28-Apr-04  13,189,306   20-Jun-04  13,089,589
14-Jan-04  13,176,659   07-Mar-04  13,139,598   29-Apr-04  13,191,982   21-Jun-04  13,092,265
15-Jan-04  13,179,335   08-Mar-04  13,142,274   30-Apr-04  13,194,658   22-Jun-04  13,094,941
16-Jan-04  13,182,011   09-Mar-04  13,144,950   01-May-04  13,107,889   23-Jun-04  13,097,617
17-Jan-04  13,184,687   10-Mar-04  13,147,626   02-May-04  13,110,565   24-Jun-04  13,100,293
18-Jan-04  13,187,363   11-Mar-04  13,150,302   03-May-04  13,113,241   25-Jun-04  13,102,969
19-Jan-04  13,190,039   12-Mar-04  13,152,978   04-May-04  13,115,917   26-Jun-04  13,105,645
20-Jan-04  13,192,715   13-Mar-04  13,155,654   05-May-04  13,118,593   27-Jun-04  13,108,321
21-Jan-04  13,195,391   14-Mar-04  13,158,330   06-May-04  13,121,269   28-Jun-04  13,110,997
22-Jan-04  13,198,067   15-Mar-04  13,161,006   07-May-04  13,123,945   29-Jun-04  13,113,673
23-Jan-04  13,200,743   16-Mar-04  13,163,682   08-May-04  13,126,621   30-Jun-04  13,116,349
24-Jan-04  13,203,419   17-Mar-04  13,166,358   09-May-04  13,129,297   01-Jul-04  13,029,580
25-Jan-04  13,206,095   18-Mar-04  13,169,034   10-May-04  13,131,973   02-Jul-04  13,032,256
26-Jan-04  13,208,771   19-Mar-04  13,171,710   11-May-04  13,134,649   03-Jul-04  13,034,932
27-Jan-04  13,211,447   20-Mar-04  13,174,386   12-May-04  13,137,325   04-Jul-04  13,037,608
28-Jan-04  13,214,123   21-Mar-04  13,177,062   13-May-04  13,140,001   05-Jul-04  13,040,284
29-Jan-04  13,216,799   22-Mar-04  13,179,738   14-May-04  13,142,677   06-Jul-04  13,042,960
30-Jan-04  13,219,475   23-Mar-04  13,182,414   15-May-04  13,145,353   07-Jul-04  13,045,636
31-Jan-04  13,222,151   24-Mar-04  13,185,090   16-May-04  13,148,029   08-Jul-04  13,048,312
01-Feb-04  13,135,382   25-Mar-04  13,187,766   17-May-04  13,150,705   09-Jul-04  13,050,988
02-Feb-04  13,138,058   26-Mar-04  13,190,442   18-May-04  13,153,381   10-Jul-04  13,053,664
03-Feb-04  13,140,734   27-Mar-04  13,193,118   19-May-04  13,156,057   11-Jul-04  13,056,340
04-Feb-04  13,143,410   28-Mar-04  13,195,794   20-May-04  13,158,733   12-Jul-04  13,059,016
05-Feb-04  13,146,086   29-Mar-04  13,198,470   21-May-04  13,161,409   13-Jul-04  13,061,692
06-Feb-04  13,148,762   30-Mar-04  13,201,146   22-May-04  13,164,085   14-Jul-04  13,064,368
07-Feb-04  13,151,438   31-Mar-04  13,203,822   23-May-04  13,166,761   15-Jul-04  13,067,044
08-Feb-04  13,154,114   01-Apr-04  13,117,053   24-May-04  13,169,437   16-Jul-04  13,069,720
09-Feb-04  13,156,790   02-Apr-04  13,119,729   25-May-04  13,172,113   17-Jul-04  13,072,396
10-Feb-04  13,159,466   03-Apr-04  13,122,405   26-May-04  13,174,789   18-Jul-04  13,075,072
11-Feb-04  13,162,142   04-Apr-04  13,125,081   27-May-04  13,177,465   19-Jul-04  13,077,748
12-Feb-04  13,164,818   05-Apr-04  13,127,757   28-May-04  13,180,141   20-Jul-04  13,080,425
13-Feb-04  13,167,494   06-Apr-04  13,130,433   29-May-04  13,182,817   21-Jul-04  13,083,101
14-Feb-04  13,170,170   07-Apr-04  13,133,109   30-May-04  13,185,493   22-Jul-04  13,085,777
15-Feb-04  13,172,846   08-Apr-04  13,135,785   31-May-04  13,188,170   23-Jul-04  13,088,453
16-Feb-04  13,175,522   09-Apr-04  13,138,461   01-Jun-04  13,038,745   24-Jul-04  13,091,129
17-Feb-04  13,178,198   10-Apr-04  13,141,137   02-Jun-04  13,041,421   25-Jul-04  13,093,805
18-Feb-04  13,180,874   11-Apr-04  13,143,814   03-Jun-04  13,044,097   26-Jul-04  13,096,481
19-Feb-04  13,183,550   12-Apr-04  13,146,490   04-Jun-04  13,046,773   27-Jul-04  13,099,157
20-Feb-04  13,186,226   13-Apr-04  13,149,166   05-Jun-04  13,049,449   28-Jul-04  13,101,833
21-Feb-04  13,188,903   14-Apr-04  13,151,842   06-Jun-04  13,052,125   29-Jul-04  13,104,509
22-Feb-04  13,191,579   15-Apr-04  13,154,518   07-Jun-04  13,054,801   30-Jul-04  13,107,185

               ACCRUED                    ACCRUED                    ACCRUED
   DATE        INTEREST      DATE         INTEREST      DATE        INTEREST
   ----        --------      ----         --------      ----        --------
 31-Jul-04    13,109,861    22-Sep-04    13,072,800    14-Nov-04   13,035,739
 01-Aug-04    13,023,092    23-Sep-04    13,075,476    15-Nov-04   13,038,415
 02-Aug-04    13,025,768    24-Sep-04    13,078,152    16-Nov-04   13,041,091
 03-Aug-04    13,028,444    25-Sep-04    13,080,828    17-Nov-04   13,043,767
 04-Aug-04    13,031,120    26-Sep-04    13,083,504    18-Nov-04   13,046,443
 05-Aug-04    13,033,796    27-Sep-04    13,086,180    19-Nov-04   13,049,119
 06-Aug-04    13,036,472    28-Sep-04    13,088,856    20-Nov-04   13,051,795
 07-Aug-04    13,039,148    29-Sep-04    13,091,532    21-Nov-04   13,054,471
 08-Aug-04    13,041,824    30-Sep-04    13,094,208    22-Nov-04   13,057,147
 09-Aug-04    13,044,500    01-Oct-04    13,007,439    23-Nov-04   13,059,823
 10-Aug-04    13,047,176    02-Oct-04    13,010,115    24-Nov-04   13,062,499
 11-Aug-04    13,049,852    03-Oct-04    13,012,791    25-Nov-04   13,065,175
 12-Aug-04    13,052,528    04-Oct-04    13,015,467    26-Nov-04   13,067,851
 13-Aug-04    13,055,204    05-Oct-04    13,018,143    27-Nov-04   13,070,527
 14-Aug-04    13,057,880    06-Oct-04    13,020,819    28-Nov-04   13,073,203
 15-Aug-04    13,060,556    07-Oct-04    13,023,495    29-Nov-04   13,075,879
 16-Aug-04    13,063,232    08-Oct-04    13,026,171    30-Nov-04   13,078,555
 17-Aug-04    13,065,908    09-Oct-04    13,028,847    01-Dec-04   12,991,786
 18-Aug-04    13,068,584    10-Oct-04    13,031,523    02-Dec-04   12,994,462
 19-Aug-04    13,071,260    11-Oct-04    13,034,199    03-Dec-04   12,997,138
 20-Aug-04    13,073,936    12-Oct-04    13,036,875    04-Dec-04   12,999,814
 21-Aug-04    13,076,612    13-Oct-04    13,039,551    05-Dec-04   13,002,490
 22-Aug-04    13,079,288    14-Oct-04    13,042,227    06-Dec-04   13,005,166
 23-Aug-04    13,081,964    15-Oct-04    13,044,903    07-Dec-04   13,007,842
 24-Aug-04    13,084,640    16-Oct-04    13,047,579    08-Dec-04   13,010,518
 25-Aug-04    13,087,316    17-Oct-04    13,050,255    09-Dec-04   13,013,194
 26-Aug-04    13,089,992    18-Oct-04    13,052,931    10-Dec-04   13,015,870
 27-Aug-04    13,092,668    19-Oct-04    13,055,607    11-Dec-04   13,018,546
 28-Aug-04    13,095,344    20-Oct-04    13,058,283    12-Dec-04   13,021,222
 29-Aug-04    13,098,020    21-Oct-04    13,060,959    13-Dec-04   13,023,898
 30-Aug-04    13,100,696    22-Oct-04    13,063,635    14-Dec-04   13,026,574
 31-Aug-04    13,103,372    23-Oct-04    13,066,311    15-Dec-04   13,029,250
 01-Sep-04    13,016,603    24-Oct-04    13,068,987    16-Dec-04   13,031,926
 02-Sep-04    13,019,279    25-Oct-04    13,071,663    17-Dec-04   13,034,602
 03-Sep-04    13,021,955    26-Oct-04    13,074,339    18-Dec-04   13,037,279
 04-Sep-04    13,024,631    27-Oct-04    13,077,015    19-Dec-04   13,039,955
 05-Sep-04    13,027,307    28-Oct-04    13,079,691    20-Dec-04   13,042,631
 06-Sep-04    13,029,983    29-Oct-04    13,082,368    21-Dec-04   13,045,307
 07-Sep-04    13,032,659    30-Oct-04    13,085,044    22-Dec-04   13,047,983
 08-Sep-04    13,035,335    31-Oct-04    13,087,720    23-Dec-04   13,050,659
 09-Sep-04    13,038,012    01-Nov-04    13,000,951    24-Dec-04   13,053,335
 10-Sep-04    13,040,688    02-Nov-04    13,003,627    25-Dec-04   13,056,011
 11-Sep-04    13,043,364    03-Nov-04    13,006,303    26-Dec-04   13,058,687
 12-Sep-04    13,046,040    04-Nov-04    13,008,979    27-Dec-04   13,061,363
 13-Sep-04    13,048,716    05-Nov-04    13,011,655    28-Dec-04   13,064,039
 14-Sep-04    13,051,392    06-Nov-04    13,014,331    29-Dec-04   13,066,715
 15-Sep-04    13,054,068    07-Nov-04    13,017,007    30-Dec-04   13,069,391
 16-Sep-04    13,056,744    08-Nov-04    13,019,683    31-Dec-04   13,072,067
 17-Sep-04    13,059,420    09-Nov-04    13,022,359
 18-Sep-04    13,062,096    10-Nov-04    13,025,035
 19-Sep-04    13,064,772    11-Nov-04    13,027,711
 20-Sep-04    13,067,448    12-Nov-04    13,030,387
 21-Sep-04    13,070,124    13-Nov-04    13,033,063